Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000016090 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000016090 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000016090 | 502117203 | L'Oreal S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016090 | 502441306 | LVMH Moet Hennessy Louis Vuitton S.E.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016090 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016090 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016090 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016090 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016090 | 09260D107 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016090 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000016090 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016090 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000016090 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000016090 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000016090 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000016090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000016090 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000016090 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000135444 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000135444 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000135444 | 502117203 | L'Oreal S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135444 | 502441306 | LVMH Moet Hennessy Louis Vuitton S.E.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135444 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135444 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135444 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135444 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135444 | 09260D107 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135444 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135444 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000135444 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000135444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000135444 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000135444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000135444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000135444 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000135444 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000016092 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000016092 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000016092 | 502117203 | L'Oreal S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016092 | 502441306 | LVMH Moet Hennessy Louis Vuitton S.E.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016092 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016092 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016092 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016092 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016092 | 09260D107 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016092 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000016092 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016092 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000016092 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000016092 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000016092 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000016092 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000016092 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000016092 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000016036 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016036 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016036 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016036 | 084670108 | Berkshire Hathaway, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016036 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016036 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016036 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016036 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016036 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016036 | 459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016036 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016036 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000016036 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016036 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000016036 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000016036 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000016036 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016036 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000016036 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016036 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016036 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000016036 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000016036 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	70.20%
C000016036 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000016036 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	27.10%
C000016036 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.20%
C000135443 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135443 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135443 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135443 | 084670108 | Berkshire Hathaway, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135443 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135443 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135443 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135443 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135443 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135443 | 459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135443 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135443 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000135443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135443 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000135443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000135443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000135443 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135443 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135443 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000135443 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	70.20%
C000135443 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000135443 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	27.10%
C000135443 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.20%
C000016038 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016038 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016038 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016038 | 084670108 | Berkshire Hathaway, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016038 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016038 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016038 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016038 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016038 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016038 | 459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016038 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016038 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000016038 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016038 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000016038 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000016038 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000016038 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016038 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000016038 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016038 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016038 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000016038 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000016038 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	70.20%
C000016038 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000016038 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	27.10%
C000016038 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.20%
C000212570 | Ambac Assurance Corporation, 5.10, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000212570 | GS Mortgage Securities Trust, 6.362, 2043-08-10
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000212570 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212570 | GS Mortgage Securities Trust, 5.15, 2044-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212570 | WFRBS Commercial Mortgage Trust, 3.836, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212570 | MSP Deer Finance Syndicated Loan, 17, 2025-04-09
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212570 | JP Morgan Chase Commercial Mortgage Securities, 3.392, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212570 | Commercial Mortgage Pass Through Certificates, 3.4, 2030-10-05
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212570 | CFCRE Commercial Mortgage Trust, 5.08, 2047-12-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212570 | WFRBS Commercial Mortgage Trust, 3.841, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212570 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000212570 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000212570 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212570 | Banking
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000212570 | CDO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000212570 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212570 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000212570 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000212570 | Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000212570 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.90%
C000212570 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	75.70%
C000212570 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	17.00%
C000212570 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000212571 | Ambac Assurance Corporation, 5.10, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000212571 | GS Mortgage Securities Trust, 6.362, 2043-08-10
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000212571 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212571 | GS Mortgage Securities Trust, 5.15, 2044-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212571 | WFRBS Commercial Mortgage Trust, 3.836, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212571 | MSP Deer Finance Syndicated Loan, 17, 2025-04-09
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212571 | JP Morgan Chase Commercial Mortgage Securities, 3.392, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212571 | Commercial Mortgage Pass Through Certificates, 3.4, 2030-10-05
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212571 | CFCRE Commercial Mortgage Trust, 5.08, 2047-12-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212571 | WFRBS Commercial Mortgage Trust, 3.841, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212571 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000212571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000212571 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212571 | Banking
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000212571 | CDO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000212571 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212571 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000212571 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000212571 | Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000212571 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.90%
C000212571 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	75.70%
C000212571 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	17.00%
C000212571 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000212569 | Ambac Assurance Corporation, 5.10, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000212569 | GS Mortgage Securities Trust, 6.362, 2043-08-10
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000212569 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212569 | GS Mortgage Securities Trust, 5.15, 2044-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212569 | WFRBS Commercial Mortgage Trust, 3.836, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212569 | MSP Deer Finance Syndicated Loan, 17, 2025-04-09
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212569 | JP Morgan Chase Commercial Mortgage Securities, 3.392, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212569 | Commercial Mortgage Pass Through Certificates, 3.4, 2030-10-05
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212569 | CFCRE Commercial Mortgage Trust, 5.08, 2047-12-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212569 | WFRBS Commercial Mortgage Trust, 3.841, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212569 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000212569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000212569 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212569 | Banking
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000212569 | CDO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000212569 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212569 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000212569 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000212569 | Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000212569 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.90%
C000212569 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	75.70%
C000212569 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	17.00%
C000212569 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000078667 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000078667 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000078667 | United States Treasury Bill, 4.0296, 2025-09-04
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078667 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078667 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078667 | Open-End Funds
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000078667 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	94.10%
C000078667 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169251 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000169251 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169251 | United States Treasury Bill, 4.0296, 2025-09-04
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169251 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169251 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169251 | Open-End Funds
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000169251 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	94.10%
C000169251 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169252 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000169252 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169252 | United States Treasury Bill, 4.0296, 2025-09-04
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169252 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169252 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169252 | Open-End Funds
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000169252 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	94.10%
C000169252 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	5.90%
C000047568 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000047568 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	99.90%
C000047568 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169250 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000169250 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	99.90%
C000169250 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047570 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000047570 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	99.90%
C000047570 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000216242 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216242 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216242 | Dexcom, Inc., 0.25, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216242 | Global Payments, Inc., 1.5, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216242 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216242 | PPL Capital Funding, Inc., 2.875, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216242 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216242 | Shift4 Payments, Inc., 0.5, 2027-08-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216242 | Tyler Technologies, Inc., 0.25, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216242 | DraftKings, Inc., 0, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216242 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000216242 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000216242 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000216242 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000216242 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000216242 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000216242 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216242 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000216242 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216242 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	11.40%
C000216242 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000216242 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	18.40%
C000216242 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	64.70%
C000216243 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216243 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216243 | Dexcom, Inc., 0.25, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216243 | Global Payments, Inc., 1.5, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216243 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216243 | PPL Capital Funding, Inc., 2.875, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216243 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216243 | Shift4 Payments, Inc., 0.5, 2027-08-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216243 | Tyler Technologies, Inc., 0.25, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216243 | DraftKings, Inc., 0, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000216243 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000216243 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000216243 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000216243 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000216243 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000216243 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216243 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000216243 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216243 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	11.40%
C000216243 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000216243 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	18.40%
C000216243 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	64.70%
C000216241 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216241 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216241 | Dexcom, Inc., 0.25, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216241 | Global Payments, Inc., 1.5, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216241 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216241 | PPL Capital Funding, Inc., 2.875, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216241 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216241 | Shift4 Payments, Inc., 0.5, 2027-08-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216241 | Tyler Technologies, Inc., 0.25, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216241 | DraftKings, Inc., 0, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216241 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000216241 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000216241 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000216241 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000216241 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000216241 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000216241 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216241 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000216241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216241 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	11.40%
C000216241 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000216241 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	18.40%
C000216241 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	64.70%
C000172993 | United States Treasury Bill, 4.0500, 2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000172993 | United States Treasury Bill, 3.9457, 2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000172993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000172993 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000172993 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	32.40%
C000172993 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	67.60%
C000172994 | United States Treasury Bill, 4.0500, 2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000172994 | United States Treasury Bill, 3.9457, 2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000172994 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000172994 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000172994 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	32.40%
C000172994 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	67.60%
C000172995 | United States Treasury Bill, 4.0500, 2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000172995 | United States Treasury Bill, 3.9457, 2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000172995 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000172995 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000172995 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	32.40%
C000172995 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	67.60%
C000252107 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000252107 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000252107 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000252107 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000252107 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.40%
C000252107 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	90.60%
C000252105 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000252105 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000252105 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000252105 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000252105 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.40%
C000252105 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	90.60%
C000252106 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000252106 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000252106 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000252106 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000252106 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.40%
C000252106 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	90.60%